UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HODLINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21768

Morgan Stanley Institutional Fund of Hedge Funds II LP

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund of Hedge Funds II LP

Schedule of Investments (Unaudited)

September 30, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds
Convertible Arbitrage
Lydian Partners II L.P.	7/1/2006	$1,200,000	$1,222,272	3.11%

Total Convertible Arbitrage		1,200,000	1,222,272	3.11

Distressed
ADM Galleus Fund	7/1/2006	1,200,000	1,228,841	3.13

Total Distressed		1,200,000	1,228,841	3.13

Equity Long/Short - High Hedge
Highbridge Long/Short Equity Fund, L.P.	7/1/2006	1,200,000	1,243,104	3.16

Total Equity Long/Short - High Hedge		1,200,000	1,243,104	3.16

Equity Long/Short - Opportunistic
Calypso Qualified Partners, LP	7/1/2006	1,600,000	1,682,959	4.28
Delta Institutional, LP	7/1/2006	1,600,000	1,381,378	3.52
East Side Capital, L.P.	7/1/2006	800,000	824,431	2.10
Karsch Capital II, LP	7/1/2006	1,200,000	1,242,760	3.16

Total Equity Long/Short - Opportunistic		5,200,000	5,131,528	13.06

Event Driven Credit
Plainfield Special Situations Onshore Feeder Fund LP	7/1/2006	1,600,000	1,607,790	4.09

Total Event Driven Credit		1,600,000	1,607,790	4.09

Fixed Income Arbitrage
Endeavour Fund I LLC	7/1/2006	1,600,000	1,546,392	3.94
Platinum Grove Contingent Capital Partners, L.P. (formerly, Oak Hill CCF Partners, L.P.)	7/1/2006	1,600,000	1,621,635	4.13

Total Fixed Income Arbitrage		3,200,000	3,168,027	8.07

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Morgan Stanley Institutional Fund of Hedge Funds II LP

Schedule of Investments (Unaudited) (continued)

September 30, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)
Macro
Brevan Howard L.P.	7/1/2006	$1,600,000	$1,594,681	4.06%

Total Macro		1,600,000	1,594,681	4.06

Merger/Risk Arbitrage
Deephaven Event Fund LLC	7/1/2006	2,000,000	2,122,223	5.40

Total Merger/Risk Arbitrage		2,000,000	2,122,223	5.40

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2006	1,400,000	1,439,451	3.65
Highland Spectrum Fund, LP	7/1/2006	1,400,000	1,417,735	3.61
New Ellington Credit Partners, LP	7/1/2006	1,200,000	1,221,735	3.11
Structured Servicing Holdings, L.P.	7/1/2006	800,000	810,238	2.06

Total Mortgage Arbitrage		4,800,000	4,889,159	12.43

Multi-Strategy
Amaranth Capital Partners LLC	7/1/2006	2,000,000	635,660	1.62
Citadel Wellington LLC	7/1/2006	2,000,000	2,169,975	5.52
D.E. Shaw Composite Fund, L.L.C.	7/1/2006	2,000,000	2,102,889	5.35
HBK Fund L.P.	7/1/2006	2,000,000	2,036,000	5.18
Polygon Global Opportunities Fund LP	7/1/2006	2,800,000	2,889,101	7.35

Total Multi-Strategy		10,800,000	9,833,625	25.02

Other Arbitrage
Laxey Investors L.P.	7/1/2006	1,000,000	1,030,502	2.62
Western Investment Activism Partners LLC	7/1/2006	1,000,000	1,037,854	2.64

Total Other Arbitrage		2,000,000	2,068,356	5.26

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Morgan Stanley Institutional Fund of Hedge Funds II LP

Schedule of Investments (Unaudited) (continued)

September 30, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)
Relative Value Credit
Artesian GMSCAF (Onshore) Series LP - OP2	7/1/2006	$800,000	$812,164	2.07%
Trilogy Financial Partners, L.P.	7/1/2006	1,000,000	1,016,967	2.59

Total Relative Value Credit		1,800,000	1,829,131	4.66

Restructurings and Value
Amber Fund, LP	7/1/2006	1,000,000	1,066,546	2.71
One East Partners, LP	8/1/2006	1,000,000	1,017,229	2.59

Total Restructurings and Value		2,000,000	2,083,775	5.30

Statistical Arbitrage
Thales Fund, L.P.	7/1/2006	800,000	788,703	2.01

Total Statistical Arbitrage		800,000	788,703	2.01

Total Investments in Investment Funds		39,400,000	38,811,215	98.76

Short-Term Investments
State Street Euro Dollar Time Deposit 4.25% due 10/02/06		607,375	607,375	1.55

Total Short-Term Investments		607,375	607,375	1.55

Total Investments in Investment Funds and Short-Term Investments		$40,007,375	39,418,590	100.31

Liabilities, less Other Assets			(121,006)	(0.31)

Total Partners’ Capital			$39,297,584	100.00%

Detailed information about the Investment Funds’ portfolios is not available.

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Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund of Hedge Funds II LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 27, 2006

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 27, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 27, 2006